Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	99 Months Ended
	Aug. 02, 2016	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000167184
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Canterbury Portfolio Thermostat - Institutional Shares
Without Sales Load [Member] | C000167184
Average Annual Return [Line Items]
Average Annual Return, Percent		13.21%	2.28%	3.41%
MSCI WORLD INDEX Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Gross)
Average Annual Return, Percent		34.29%	12.57%	12.10%